Share-based payments (Details) - LTIPs	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Share-based payments
Number of share options exercised during the period | shares	(5,780)	(4,697)
Managing Director
Share-based payments
Number of share options outstanding as at the beginning of the period | shares	89,559	80,023	83,905
Number of share options granted during the period	19,075	14,233	0
Number of share options forfeited during the period	0	0	(3,882)
Number of share options exercised during the period	(5,780)	(4,697)	0
Number of share options expired during the period	0	0	0
Number of share options outstanding as at the end of the period	102,854	89,559	80,023
Number of share options exercisable as at the end of the period | shares	69,546	44,003	15,535
Weighted-average exercise price outstanding as at the beginning of the period	€ 40.1	€ 46.25	€ 47.38
Weighted-average exercise price granted during the period		0	0
Weighted-average exercise price forfeited during the period		0	23.37
Weighted-average exercise price exercised during the period		23.37	0
Weighted-average exercise price expired during the period		0	0
Weighted-average exercise price outstanding as at the end of the period		€ 40.1	€ 46.25